Share-Based and Other Compensation Plans	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based and Other Compensation Plans

Note 5 Share-Based and Other Compensation Plans

In connection with the IPO, in April 2013, we amended the Intelsat Global, Ltd. 2008 Share Incentive Plan (as amended, the “2008 Equity Plan”) to reflect the IPO Reorganization Transactions (see Note 4– Net Income (Loss) per Share). Consequently, the number of restricted shares and options along with the associated exercise prices has been retroactively revised to reflect the IPO Reorganization Transactions. We also granted certain shares and options under the amended plan. Further, certain repurchase rights that were included in various share-based compensation awards contractually expired. As a result, (i) certain awards have been deemed granted under the provisions of FASB ASC 718 and (ii) certain awards previously accounted for as liability awards are now treated as equity awards under the provisions of FASB ASC 718. Further, upon consummation of the IPO, anti-dilution options were granted to certain individuals in accordance with the existing terms of their side letters to a management shareholders agreement (the “Management Shareholders Agreement”).

The items described here and above resulted in a pre-tax charge of $21.3 million (the “IPO-Related Compensation Charges”), $2.4 million of which was included in direct costs of revenue and $18.9 million of which was included in selling, general and administrative expenses on our consolidated statement of operations for the year ended December 31, 2013.

Also, in connection with the IPO, in April 2013, our board of directors adopted the Intelsat S.A. 2013 Share Incentive Plan (the “2013 Equity Plan”). The 2013 Equity Plan provides for a variety of equity based awards, including incentive stock options (within the meaning of Section 422 of the United States Internal Revenue Service Tax Code), restricted shares, restricted share units, other share-based awards and performance compensation awards. Under the 2013 Equity Plan, an aggregate of 10,000,000 common shares are available for awards (as defined in the 2013 Equity Plan). Following the IPO, no new awards may be granted under the 2008 Equity Plan except those granted in connection with the IPO Reorganization Transactions and completion of the IPO. Total shares available for future issuance under the 2013 Equity Plan were 4.1 million as of December 31, 2015.

For all share-based awards, we recognize the compensation costs over the vesting period during which the employee provides service in exchange for the award. Compensation expense in 2013 also includes the IPO-Related Compensation Charges discussed above. During the years ended December 31, 2013, 2014 and 2015, we recorded compensation expense of $25.3 million, $22.5 million, and $25.8 million, respectively.

Stock Options

Stock options generally expire 10 years from the date of grant. In some cases, options have been granted which expire 15 years from the date of grant. The options vest monthly over service periods ranging from two to five years.

Stock Option activity during 2015 was as follows:

	Number of Stock Options (in thousands)	Weighted Average Exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)

Outstanding at January 1, 2015	1,288	$20.35
Exercised	34	4.50
Forfeited	11	34.73
Expired	80	24.20

Outstanding at December 31, 2015	1,163	$20.42	5.3	$—

Exercisable at December 31, 2015	1,154	$20.31	5.3	$—

We measure the fair value of stock options at the date of grant using a Black-Scholes option pricing model. There were no stock options granted in 2015. The weighted average grant date fair value of options granted during the year ended December 31, 2013 was $7.85. The following assumptions were used in estimating the fair value of options using the Black-Scholes option pricing model during the year ended December 31, 2013: risk-free interest rates of 0.6%; dividend yields of 0.0%; expected volatility of 59.4%; and expected life of four years.

The total intrinsic value of stock options exercised during the years ended December 31, 2013, 2014 and 2015 was $5.6 million, $2.6 million, and $0.3 million, respectively. As of December 31, 2015, there was less than $0.1 million of total unrecognized compensation cost related to unvested options, which is expected to be recognized over a weighted average period of one year.

During the years ended December 31, 2013, 2014 and 2015, we recorded a credit of $0.4 million, compensation expense of $3.0 million, and compensation expense of $0.8 million, respectively. During the years ended December 31, 2013, 2014, and 2015, we received cash of $2.4 million, $1.0 million, and $0.2 million, respectively, from the exercise of stock options.

In the first quarter of 2016, we granted options to purchase an additional 1.3 million shares to certain individuals. We intend to measure the fair value of stock options at the date of grant using a Black-Scholes option pricing model. The options vest over a service period of two years.

Anti-Dilution Options

In connection with the IPO Reorganization Transactions and upon consummation of the IPO, options were granted to certain individuals in accordance with the existing terms of their side letters to the Management Shareholders Agreement, which, when taken together with the common shares received in connection with the reclassification of our outstanding former Class B Shares, preserved their ownership interests represented by their outstanding former Class B Shares immediately prior to the reclassification.

These options generally expire five years from the date of grant. In some cases, options have been granted which expire 10 years from the date of grant.

Anti-Dilution Option activity during 2015 was as follows:

	Number of Stock Options (in thousands)	Weighted Average Exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)

Outstanding at January 1, 2015	2,016	$18.00
Exercised	—	18.00
Expired	—	18.00

Outstanding at December 31, 2015	2,016	$18.00	6.1	$—

Exercisable at December 31, 2015	2,016	$18.00	6.1	$—

We measured the fair value of anti-dilution option grants at the date of grant using a Black-Scholes option pricing model. There were no anti-dilution options granted during the years ended December 31, 2014 and 2015. The weighted average grant date fair value of anti-dilution options granted during the year ended December 31, 2013 was $5.97. The following assumptions were used in estimating the fair value of options using the Black-Scholes option pricing model during the year ended December 31, 2013: risk-free interest rates of 0.3%; dividend yields of 0.0%; expected volatility of 60.8%; and expected life of two years.

The total intrinsic value of anti-dilution options exercised during the years ended December 31, 2013 and 2014 was $0.1 million and $0.6 million, respectively. All anti-dilution options were fully vested as of December 31, 2013. During the years ended December 31, 2013 and 2014, we recorded compensation expense associated with anti-dilution option awards of $14.5 million and $4.1 million, respectively. No compensation expense was recorded for these awards in 2015. During the years ended December 31, 2013 and 2014, we received cash of $0.4 million and $3.2 million, respectively, from the exercise of anti-dilution options. There were no anti-dilution options exercised in 2015.

Option modifications

During the year ended December 31, 2014, 1.9 million stock options, including 1.6 million anti-dilution options, were amended to (a) extend the expiration date by five years; and (b) extend the duration of exercisability from one year to three years after ceasing to be an employee of the company. We estimated an additional expense of $2.52 per option resulting from the amendment, being the difference between the fair value of the amended option and the fair value of the original award before amendment. The fair value was measured using the Black-Scholes option pricing model and the following assumptions were used:

For the fair value of the amended options: risk-free interest rates of 1.3%; dividend yields of 0.0%; expected volatility of 45%; and expected life of 4.1 years.

For the fair value of the original award before amendment: risk-free interest rates of 0.3%; dividend yields of 0.0%; expected volatility of 45%; and expected life of 1.6 years.

All such options were fully vested and we recognized an additional compensation expense associated with such options of $4.7 million during the year ended December 31, 2014, which has been included in the respective sections discussed above.

During the first quarter of 2016, we repriced options to purchase approximately 1.2 million shares, including 0.7 million shares covered by anti-dilution options under the 2008 Equity Plan. We will estimate and record an additional expense resulting from the repricing, being the difference between fair value of the amended option and fair value of the original award before amendment.

Time-based RSUs

Time-based RSUs vest over periods ranging from six months to three years from the date of grant.

Time-based RSUs activity during 2015 was as follows:

	Number of Time-based RSUs (in thousands)	Weighted Average grant date fair value	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)

Outstanding at January 1, 2015	3,350	$17.73
Granted	716	11.64
Vested	808	18.35
Forfeited	378	16.37

Outstanding at December 31, 2015	2,880	$16.13	1.7	$12.0

The fair value of time-based RSUs is deemed to be the market price of common shares on the date of grant. The weighted average grant date fair value of time-based RSUs granted during the years ended December 31, 2013, 2014, and 2015 was $20.13, $17.45, and $11.64, respectively. The total intrinsic value of time-based RSUs vested during the years ended December 31, 2013, 2014 and 2015 was $2.5 million, $8.6 million, and $8.0 million, respectively. As of December 31, 2015, there was $31.5 million of total unrecognized compensation cost related to unvested time-based RSUs, which is expected to be recognized over a weighted average period of 1.7 years.

During the years ended December 31, 2013, 2014, and 2015 we recorded compensation expense associated with these time-based RSUs of $5.7 million, $13.0 million, and $22.8 million respectively.

Performance-based RSUs

Performance-based RSUs vest after three years from the date of grant upon achievement of certain performance conditions. Two-thirds of these grants are subject to vesting upon achievement of an adjusted EBITDA target. The remaining one-third of these grants is subject to vesting upon achievement of a relative shareholder return (“RSR”), which is based on the Company’s relative shareholder return percentile ranking versus the S&P 900 Index target.

Performance-based RSUs activity during 2015 was as follows:

	Number of RSUs (in thousands)	Weighted Average grant date fair value	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)

Outstanding at January 1, 2015	914	$21.76
Granted	483	8.97
Forfeited	202	16.48

Outstanding at December 31, 2015	1,195	$17.48	1.1	$5.0

We measure the fair value of performance-based RSUs at the date of grant using the market price of our common shares (to measure the award based on an adjusted EBITDA target) and a Monte Carlo simulation model (to measure the award based on an RSR target).

The weighted average grant date fair value of performance-based RSUs granted during the years ended December 31, 2013, 2014, and 2015 was $21.96, $21.48, and $8.97, respectively. As of December 31, 2015, there was $2.2 million of total unrecognized compensation cost related to unvested performance-based RSUs, which is expected to be recognized over a weighted average period of one year.

Achievement of the adjusted EBITDA target for awards granted in 2013, 2014, and 2015 is not currently considered probable, therefore, no compensation cost associated with these awards (based on the adjusted EBITDA condition) has been recognized during the years ended December 31, 2013, 2014, and 2015. We recorded compensation expense associated with the RSR portion of performance-based RSUs of $1.1 million, $2.4 million, and $2.2 million during the years ended December 31, 2013, 2014 and 2015, respectively.

Restricted Shares

There were no grants of restricted shares during the years ended December 31, 2014 and 2015. All restricted shares were vested as of December 31, 2013.

In connection with the IPO, the repurchase provisions that were included in the restricted share grant agreements held by certain awardees contractually expired, and these awards are now classified as equity awards and were recorded at the IPO common share offering price of $18.00 per share.

Following the IPO, the fair value of restricted shares is the market price of our common shares on the date of grant. The total intrinsic value of restricted shares vested during the year ended December 31, 2013 was $4.2 million. During the year ended December 31, 2013, we recorded compensation expense associated with restricted shares of $4.5 million.